Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Schedule of activity shares
	SHARES As of December 31,
	2021	2020	2019
Issued as of January 1	188,446,126,794	188,446,126,794	188,446,126,794
Issuance of paid shares	-	-	-
Issuance of outstanding shares	-	-	-
Stock options exercised	-	-	-
Issued as of December 31,	188,446,126,794	188,446,126,794	188,446,126,794

Schedule of shareholder composition
Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding

Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46
Teatinos Siglo XXI Inversiones Limitada	59,770,481,573	-	59,770,481,573	31.72
The Bank New York Mellon	-	20,710,338,871	20,710,338,871	10.99
Banks on behalf of third parties	17,318,500,798	-	17,318,500,798	9.19
Pension funds (AFP) on behalf of third parties	11,949,134,854	-	11,949,134,854	6.34
Stock brokers on behalf of third parties	5,870,596,720	-	5,870,596,720	3.12
Other minority holders	6,004,554,283	-	6,004,554,283	3.18
Total	167,735,787,923	20,710,338,871	188,446,126,794	100.00

Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding

Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46
Teatinos Siglo XXI Inversiones Limitada	59,770,481,573	-	59,770,481,573	31.72
The Bank New York Mellon	-	22,450,671,671	22,450,671,671	11.91
Banks on behalf of third parties	15,925,407,468	-	15,925,407,468	8.45
Pension funds (AFP) on behalf of third parties	9,929,343,874	-	9,929,343,874	5.27
Stock brokers on behalf of third parties	6,892,162,980	-	6,892,162,980	3.66
Other minority holders	6,655,539,533	-	6,655,539,533	3.53
Total	165,995,455,123	22,450,671,671	188,446,126,794	100.00

Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding

Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46
Teatinos Siglo XXI Inversiones Limitada	59,770,481,573	-	59,770,481,573	31.72
The Bank New York Mellon	-	24,822,041,271	24,822,041,271	13.17
Banks on behalf of third parties	15,957,137,883	-	15,957,137,883	8.47
Pension funds (AFP) on behalf of third parties	9,995,705,956	-	9,995,705,956	5.30
Stock brokers on behalf of third parties	5,551,024,270	-	5,551,024,270	2.95
Other minority holders	5,527,216,146	-	5,527,216,146	2.93
Total	163,624,085,523	24,822,041,271	188,446,126,794	100.00

Schedule of basic and diluted earnings per share
	As of December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$

a) Basic earnings per share
Total attributable to the shareholders of the Bank	845,645	547,614	619,091
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Basic earnings per share (in Ch$)	4,487	2.906	3.285
Basic earnings per share from continuing operations (in Ch$)	4,487	2.906	3.276
Basic earnings per share from discontinued operations (in Ch$)	-	-	0.009

b) Diluted earnings per share
Total attributable to the shareholders of the Bank	845,645	547,614	619,091
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Adjusted number of shares	188,446,126,794	188,446,126,794	188,446,126,794
Diluted earnings per share (in Ch$)	4,487	2,906	3,285
Diluted earnings per share from continuing operations (in Ch$)	4,487	2,906	3,276
Diluted earnings per share from discontinued operations (in Ch$)	-	-	0.009

Schedule of other comprehensive income from available for sale investments and cash flow hedges
	For the years ended December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$

Debt instruments at FVOCI
As of January 1,	102,855	29,184	6,962
Gain (losses) on the re-measurement of debt instruments at FVOCI, before tax	(233,109)	30,062	(17,775)
Recycling from other comprehensive income to income for the year	18,031	43,609	39,997
Subtotals	(215,078)	73,671	22,222
Total	(112,223)	102,855	29,184

Cash flow hedges
As of January 1,	(136,765)	(40,435)	9,803
Gains (losses) on the re-measurement of cash flow hedges, before tax	(211,122)	(93,182)	(49,163)
Recycling adjustments on cash flow hedges, before tax	(25,694)	(3,148)	(1,075)
Amounts removed from equity and included in carrying amount of non-financial asset (liability) which acquisition or incurrence was hedged as a highly probable transaction	-	-	-
Subtotals	(236,816)	(96,330)	(50,238)
Total	(373,581)	(136,765)	(40,435)

Other comprehensive income, before taxes	(485,804)	(33,910)	(11,251)

Income tax related to other comprehensive income components
Income tax relating to debt instruments at FVOCI	31,650	(27,464)	(7,756)
Income tax relating to cash flow hedges	100,867	36,927	10,918
Total	132,517	9,463	3,162

Other comprehensive income, net of tax	(353,287)	(24,447)	(8,089)
Attributable to:
Shareholders of the Bank	(353,849)	(25,293)	(8,856)
Non-controlling interest	562	846	767

Schedule of perpetual bond
	As of December 31,
	2021	2020
	MCh$	MCh$

Perpetual bond	598,136	-

Totals	598,136	-

	As of December 31,
	2021	2020
	MCh$	MCh$

US$ Bonds	598,136	-
Total	598,136	-

Schedule of bank’s debts, both current and non-current
	As of December 31, 2021
	Current	Non-current	Total
	MCh$	MCh$	MCh$

Perpetual bond	-	598,136	598,136

Total	-	598,136	598,136

Schedule of placement of perpetual bond
Series	Currency	Amount	Terms (years)	Annual Interest Rate	Issuance date	Principal Amount	Maturity date
AT1 Bond	USD	700,000,000	-	4.63 annual	10-21-2021	700,000,000	-
Total USD		700,000,000				700,000,000